INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of our intangible assets
Intangible assets consisted of the following at the dates indicated below (in thousands):

	September 28, 2019
	Useful Life	Gross Carrying Amount		Accumulated Amortization		Net Carrying Amount
Tradename	Indefinite	$31,363?	?	$ ??	?	$31,363?	?
Trade dress	Indefinite	13,602?	?	??	?	13,602?	?
Trademarks	Indefinite	9,122?	?	??	?	9,122?	?
Customer relationships	11 years	42,205?	?	(27,987)	?	14,218?	?
Trademarks	6 - 30 years	19,237?	?	(3,889)	?	15,348?	?
Patents	4 - 25 years	6,847?	?	(649)	?	6,198?	?
Non-compete agreements	5 years	2,815?	?	(2,815)	?	??	?
Other intangibles	15 years	1,052?	?	(211)	?	841?	?
Total intangible assets	??	$126,243?	?	$(35,551)	?	$90,692?	?

	December 29, 2018
	Useful Life	Gross Carrying Amount		Accumulated Amortization		Net Carrying Amount
Tradename	Indefinite	$31,363?	?	$ ??	?	$31,363?	?
Trade dress	Indefinite	13,466?	?	??	?	13,466?	?
Customer relationships	11 years	42,205?	?	(25,110)	?	17,095?	?
Trademarks	6?-?30 years	14,867?	?	(2,696)	?	12,171?	?
Patents	4?-?25 years	5,522?	?	(461)	?	5,061?	?
Non-compete agreements	5 years	2,815?	?	(2,815)	?	??	?
Other intangibles	15 years	1,026?	?	(163)	?	863?	?
Total intangible assets	??	$111,264?	?	$(31,245)	?	$80,019?	?

Intangible assets consisted of the following at the dates indicated below (in thousands):

	December 29, 2018
		Gross		Net
	Useful	Carrying	Accumulated	Carrying
	Life	Amount	Amortization	Amount
Tradename	Indefinite	$31,363	$—	$31,363
Customer relationships	11 years	42,205	(25,110)	17,095
Trademarks	6 - 30 years	14,867	(2,696)	12,171
Trade dress	Indefinite	13,466	—	13,466
Patents	4 - 25 years	5,522	(461)	5,061
Non-compete agreements	5 years	2,815	(2,815)	—
Other intangibles	15 years	1,026	(163)	863
Total intangible assets		$111,264	$(31,245)	$80,019

	December 30, 2017
		Gross		Net
	Useful	Carrying	Accumulated	Carrying
	Life	Amount	Amortization	Amount
Tradename	Indefinite	$31,363	$—	$31,363
Customer relationships	11 years	42,205	(21,273)	20,932
Trademarks	6 - 30 years	10,627	(1,494)	9,133
Trade dress	Indefinite	8,336	—	8,336
Patents	4 - 25 years	3,868	(256)	3,612
Non-compete agreements	5 years	2,815	(2,815)	—
Other intangibles	15 years	1,024	(98)	926
Total intangible assets		$100,238	$(25,936)	$74,302